DEBT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
DEBT
Summary of the Company's convertible notes payable
			Conversion	Balances - At Issuance		Balances - 6/30/2023
Origination	Maturity	Interest	Rate	Principal	Discount	Principal	Discount
1/24/2023	7/24/2024	14%	$3.20/Share	$100,000	$100,000	$100,000	$71,220
1/25/2023	7/25/2024	14%	$3.20/Share	74,975	74,975	74,975	53,650
1/30/2023	7/30/2024	14%	$3.20/Share	100,000	100,000	100,000	72,220
2/17/2023	8/17/2024	14%	$3.20/Share	1,000,000	1,000,000	1,000,000	749,998
3/7/2023	9/7/2024	14%	$3.20/Share	100,000	100,000	100,000	79,332
3/14/2023	9/10/2024	14%	$3.20/Share	250,000	250,000	250,000	201,333
3/27/2023	9/27/2024	14%	$3.20/Share	100,000	100,000	100,000	82,832
3/30/2023	9/30/2024	14%	$3.20/Share	79,975	79,975	79,975	66,645
4/6/2023	10/6/2024	14%	$3.20/Share	50,000	50,000	50,000	41,666
4/7/2023	10/7/2024	14%	$3.20/Share	400,000	400,000	400,000	333,334
5/5/2023	11/5/2024	14%	$3.20/Share	200,000	200,000	200,000	177,778
5/9/2023	11/9/2024	14%	$3.20/Share	50,000	50,000	50,000	45,722
5/12/2023	11/12/2024	14%	$3.20/Share	50,000	50,000	50,000	45,722
6/6/2023	12/6/2024	14%	$3.20/Share	10,000	10,000	10,000	9,444
6/30/2023	12/30/2024	14%	$3.20/Share	50,000	28,334	50,000	28,334
						$2,614,950	$2,059,230

Summary of the Company's notes payable
			Balances - At Issuance		Balances - 6/30/2023
Origination	Maturity	Interest	Principal	Discount	Principal	Discount
5/29/2020	3/31/2050	4%	$20,400	$-	$20,400	$-
7/29/2022	1/29/2024	10%	50,000	29,664	50,000	11,536
8/11/2022	2/11/2024	10%	150,000	88,247	150,000	36,767
8/15/2022	2/15/2024	10%	50,000	29,513	50,000	12,293
8/31/2022	2/28/2024	10%	80,000	45,827	80,000	20,367
9/1/2022	3/1/2024	10%	50,000	29,922	50,000	13,302
9/7/2022	3/7/2024	10%	50,000	29,922	50,000	13,302
9/12/2022	3/12/2024	10%	50,000	30,316	50,000	14,318
9/29/2022	3/29/2024	10%	100,000	59,839	100,000	29,920
11/7/2022	11/7/2023	7%	200,000	220,000	-	-
11/9/2022	5/9/2024	10%	25,000	25,000	25,000	14,583
11/15/2022	5/15/2024	10%	100,000	100,000	100,000	58,331
12/21/2022	12/21/2023	7%	200,000	220,000	-	-
1/11/2023	10/11/2023	14%	1,563,929	1,563,929	1,563,929	608,194
					$2,289,329	$832,913
			Balances - At Issuance		Balances - 12/31/2022
Origination	Maturity	Interest	Principal	Discount	Principal	Discount
5/29/2020	3/31/2050	4%	$20,400	$-	$20,400	$-
1/11/2022	1/11/2023	10%	1,350,000	934,128	1,485,000	38,922
7/29/2022	1/29/2024	10%	50,000	29,664	50,000	21,424
8/11/2022	2/11/2024	10%	150,000	88,247	150,000	66,185
8/15/2022	2/15/2024	10%	50,000	29,513	50,000	22,133
8/31/2022	2/28/2024	10%	80,000	45,827	80,000	35,643
9/1/2022	3/1/2024	10%	50,000	29,922	50,000	23,274
9/7/2022	3/7/2024	10%	50,000	29,922	50,000	23,274
9/12/2022	3/12/2024	10%	50,000	30,316	50,000	24,422
9/29/2022	3/29/2024	10%	100,000	59,839	100,000	49,866
11/7/2022	11/7/2023	7%	200,000	220,000	235,400	192,499
11/9/2022	5/9/2024	10%	25,000	25,000	25,000	22,917
11/15/2022	5/15/2024	10%	100,000	100,000	100,000	91,667
12/21/2022	12/21/2023	7%	200,000	220,000	235,400	210,833
					$2,681,200	$823,059

Summary of future maturities of company debt
December 31,	Amount
2023	$1,593,929
2024	3,319,950
2025	-
2026	-
2027	-
Thereafter	20,400
4,934,279
Less - Discounts	(2,892,143)
$2,042,136

December 31,	Amount
2023	$1,985,800
2024	705,000
2025	-
2026	-
2027	-
Thereafter	20,400
2,711,200
Less - Discounts	(823,059)
$1,888,141

SAFE Investments
Holder	Date	Balance at 12/23/2021	Valuation Cap	Conversion Rate	Conversion Shares
Holder A (Note 7)	1/15/2015	$50,000	$3,000,000	$0.4177	119,703
Holder A (Note 7)	5/20/2016	50,000	$3,000,000	$0.4177	119,703
Holder B	3/16/2018	75,000	$6,000,000	$0.8354	89,777
		$175,000			329,183

summary of the Company's notes payable
			Balances - At Issuance		Balances - 12/31/2022
Origination	Maturity	Interest Rate	Principal	Discount	Principal	Discount
5/29/2020	3/31/2050	4%	$20,400	$-	$20,400	$-
1/11/2022	1/11/2023	10%	1,350,000	934,128	1,485,000	38,922
7/29/2022	1/29/2024	10%	50,000	29,664	50,000	21,424
8/11/2022	2/11/2024	10%	150,000	88,247	150,000	66,185
8/15/2022	2/15/2024	10%	50,000	29,513	50,000	22,133
8/31/2022	2/28/2024	10%	80,000	45,827	80,000	35,643
9/1/2022	3/1/2024	10%	50,000	29,922	50,000	23,274
9/7/2022	3/7/2024	10%	50,000	29,922	50,000	23,274
9/12/2022	3/12/2024	10%	50,000	30,316	50,000	24,422
9/29/2022	3/29/2024	10%	100,000	59,839	100,000	49,866
11/7/2022	11/7/2023	7%	200,000	220,000	235,400	192,499
11/9/2022	5/9/2024	10%	25,000	25,000	25,000	22,917
11/15/2022	5/15/2024	10%	100,000	100,000	100,000	91,667
12/21/2022	12/21/2023	7%	200,000	220,000	235,400	210,833
			$2,475,400	$1,842,378	$2,681,200	$823,059